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Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017	212 450 4000 tel 212 701 5000 fax

September 8, 2020

Re:	Six Circles Trust (the “Trust”) on behalf of the Fund (the “Fund”) listed on Appendix A
File Nos. 333-225588 and 811-23325

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus and summary prospectus for the Fund. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Fund submitted on August 21, 2020.

Any questions or comments should be directed to the undersigned at (212) 450-4930.

/s/ Gregory S. Rowland
Gregory S. Rowland

Appendix A

Six Circles Tax Aware Bond Fund

EXHIBIT INDEX

Exhibit No.	Description

EX.101.INS	XBRL Instance Document

EX.101.SCH	XBRL Taxonomy Extension Schema Document

EX.101.CAL	XBRL Taxonomy Extension Calculation Document

EX.101.DEF	XBRL Taxonomy Extension Definition Document

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX.101.PRE	XBRL Taxonomy Extension Presentation Linkbase